T. ROWE PRICE Short-Term Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  21.2%
Car Loan  5.6%
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 750 752
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 2,314 2,307
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 1,833 1,830
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 2,725 2,725
Ally Bank
Series 2026-B, Class D
5.352%, 6/15/34 (1) 3,475 3,471
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 703 710
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 88 89
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 2,685 2,694
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 894 892
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 1,742 1,733
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 3,025 3,012
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class D
4.942%, 9/15/33 (1) 1,479 1,474
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 575 566
ARI Fleet Lease Trust
Series 2026-B, Class B
4.74%, 2/15/35 (1) 1,165 1,153

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 485 486
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 1,100 1,079
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 160 158
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 737 739
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  5,570 5,514
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class C
4.88%, 2/17/32  4,860 4,847
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,107
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,547
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,164
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,633
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 407
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,538
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,651
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,057
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 95 94

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 2,255 2,275
Carvana Auto Receivables Trust
Series 2024-N1, Class D
6.30%, 5/10/30 (1) 2,010 2,041
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  3,895 3,818
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  4,715 4,622
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  1,985 1,960
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  9,695 9,584
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  4,120 4,150
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  7,270 7,227
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  2,440 2,429
Carvana Auto Receivables Trust
Series 2026-P3, Class D
6.08%, 8/10/34  3,631 3,622
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 3,610 3,603
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 3,049 3,042
Chase Auto Credit Linked Notes
Series 2026-1, Class C
5.085%, 7/25/34 (1) 438 437
Drive Auto Receivables Trust
Series 2024-2, Class C
4.67%, 5/17/32  1,665 1,667
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  2,100 2,079

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,242
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 2,720 2,703
Enterprise Fleet Financing
Series 2026-2, Class A4
4.59%, 1/20/33 (1) 2,840 2,816
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  1,240 1,244
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,585 1,581
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  5,690 5,653
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  5,485 5,455
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  5,555 5,478
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  1,340 1,330
Exeter Automobile Receivables Trust
Series 2026-3A, Class D
5.44%, 10/15/32  1,805 1,794
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,187
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,510 1,501
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  3,670 3,648
Exeter Select Automobile Receivables Trust
Series 2026-1, Class B
4.99%, 10/15/32  1,370 1,370
Exeter Select Automobile Receivables Trust
Series 2026-1, Class C
5.37%, 10/15/32  3,046 3,055

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,665
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,394
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,545 1,529
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 2,315 2,331
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 7,492 7,511
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 4,117 4,110
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 1,600 1,593
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 2,929 2,895
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 2,575 2,567
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 975 973
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,221
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  975 952
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 970 965
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 460 458
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 443 447

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 800 805
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,294 1,309
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 916 922
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 1,107 1,114
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 883 884
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,192 1,194
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 525 522
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 990 985
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class C
4.953%, 7/17/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class D
5.247%, 7/17/34 (1) 430 428
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 95 95
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  5,110 5,082
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,643
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 976 979
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 759 761

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 351 352
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 2,990 2,965
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 1,084 1,075
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 3,275 3,306
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 9,570 9,345
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class B
4.89%, 5/20/33 (1) 2,540 2,522
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 880 872
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 420 418
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class C
5.09%, 8/20/31 (1) 4,570 4,553
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 2,665 2,652
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 1,670 1,650
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 7,855 7,765
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 12,235 12,123
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 6,660 6,595
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 8,760 8,728

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 138 139
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 7,254 7,116
Wheels Fleet Lease Funding
Series 2026-1A, Class C
4.93%, 4/18/39 (1) 140 138
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 3,525 3,490
Yamaha Motor Master Trust II
Series 2026-A, Class B
4.64%, 4/15/31 (1) 920 910
Yamaha Motor Master Trust II
Series 2026-A, Class C
4.89%, 4/15/31 (1) 805 794
298,133
Credit Card  0.1%
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 1,190 1,188
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 360 360
Imprint Payments Credit Card Master Trust
Series 2026-A, Class B
5.32%, 7/15/30 (1) 1,585 1,584
Imprint Payments Credit Card Master Trust
Series 2026-A, Class C
5.71%, 7/15/30 (1) 575 575
Robinhood Credit Card Trust
Series 2026-1A, Class B
4.99%, 7/21/31 (1) 315 314
4,021
Home Equity  0.7%
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 5,551 5,537
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 4,025 4,029
Angel Oak Mortgage Trust
Series 2026-HB1, Class M1, FRN
SOFR30A + 1.60%, 5.243%, 5/25/56 (1) 1,530 1,532

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.993%, 10/25/56 (1) 3,470 3,474
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M2, FRN
SOFR30A + 1.95%, 5.593%, 10/25/56 (1) 135 136
Figre
Series 2026-FL2, Class A2, STEP
5.819%, 6/25/56 (1) 1,910 1,902
Figre
Series 2026-FL2, Class A3, STEP
5.919%, 6/25/56 (1) 693 690
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 3,803 3,798
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 8,475 8,480
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 4,052 4,064
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 5,364 5,291
38,933
Other Asset-Backed Securities  13.8%
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 135 135
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 1,540 1,534
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,990 3,993
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 4,190 4,196
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 3,425 3,394
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 1,390 1,381
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 5,660 5,619

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 1,020 1,026
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class C
5.38%, 11/21/33 (1) 1,395 1,389
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class D
5.82%, 2/21/34 (1) 1,125 1,122
Anchorage Capital
Series 2015-7A, Class AR4, CLO, FRN
3M TSFR + 1.32%, 5.158%, 4/28/37 (1) 12,840 12,868
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/36 (1) 7,045 7,050
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 11,922 11,896
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 8,065 8,026
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.479%, 7/18/34 (1) 6,765 6,765
Ares LXIV
Series 2022-64AR, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.89%, 10/22/39 (1) 11,515 11,515
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,089 2,103
Auxilior Term Funding
Series 2026-1A, Class C
5.75%, 8/15/36 (1) 155 154
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.879%, 4/20/34 (1) 10,097 10,097
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4.889%, 4/20/36 (1) 4,305 4,306
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.525%, 1/24/35 (1) 12,665 12,670
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.941%, 5/17/31 (1) 2,282 2,282

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.291%, 5/17/31 (1) 6,065 6,061
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.73%, 1/17/33 (1) 8,209 8,210
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.65%, 1/17/33 (1) 4,035 4,034
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.453%, 7/15/34 (1) 3,540 3,539
Bethpage Park
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.253%, 10/15/36 (1) 15,465 15,474
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 807 808
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 3,015 3,027
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.00%, 10/25/30 (1) 137 137
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.729%, 4/18/35 (1) 9,730 9,737
Canyon
Series 2020-1A, Class AR2, CLO, FRN
3M TSFR + 1.08%, 4.833%, 7/15/34 (1) 2,030 2,031
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.763%, 10/15/34 (1) 6,460 6,458
Captree Park
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.929%, 7/20/37 (1) 13,525 13,521
CCG Receivables Trust
Series 2024-1, Class C
5.22%, 3/15/32 (1) 3,100 3,111
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 13,135 13,120
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.553%, 4/15/30 (1) 5,084 5,082

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2022-4A, Class AR, CLO, FRN
3M TSFR + 1.09%, 4.883%, 7/16/35 (1) 3,430 3,432
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 989
Clarus Capital Funding
Series 2026-1A, Class A2
4.52%, 11/20/34 (1) 4,090 4,076
Clarus Capital Funding
Series 2026-1A, Class B
5.01%, 11/20/34 (1) 6,700 6,637
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 8,960
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 2,460 2,473
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 636
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,472
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 512
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 740 734
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 1,185 1,175
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 810 800
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,000 986
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 1,085 1,076
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 310 306

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 466
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.88%, 7/17/34 (1) 9,455 9,463
Dryden
Series 2024-115A, Class A1R, CLO, FRN
3M TSFR + 1.21%, 4.939%, 4/18/37 (1) 11,770 11,780
Elara Hgv Timeshare Issuer
Series 2025-A, Class A
4.54%, 1/25/40 (1) 2,436 2,401
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 910 930
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,236 1,263
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.829%, 10/20/33 (1) 6,578 6,585
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.429%, 10/20/33 (1) 7,000 7,004
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.152%, 7/23/32 (1) 3,531 3,530
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.402%, 7/23/32 (1) 6,935 6,932
Fortress Credit Bsl XI
Series 2021-3AR, Class B1R, CLO, FRN
3M TSFR + 1.55%, 7/20/34 (1)(2) 3,640 3,640
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.129%, 10/18/33 (1) 6,232 6,233
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.322%, 4/23/36 (1) 1,655 1,658
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.393%, 4/16/34 (1) 4,475 4,478
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 7/20/35 (1) 11,725 11,723

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 9,145 9,044
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,968 2,933
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,867 7,631
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 12,286 11,546
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 8,267 8,387
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 288 285
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 2,453 2,488
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 458 467
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 1,622 1,613
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 2,734 2,724
Hilton Grand Vacations Trust
Series 2026-2A, Class B
5.10%, 3/27/45 (1) 3,956 3,925
Hilton Grand Vacations Trust
Series 2026-2A, Class C
5.54%, 3/27/45 (1) 1,989 1,977
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 785 787
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,028
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,550

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 2024-19A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 5.013%, 4/15/37 (1) 3,200 3,203
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.813%, 10/22/34 (1) 3,995 3,997
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 599 589
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 8,207 8,142
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.803%, 7/15/35 (1) 2,920 2,922
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.779%, 10/18/35 (1) 10,197 10,195
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.809%, 7/20/34 (1) 11,780 11,782
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.329%, 7/20/34 (1) 7,465 7,471
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.853%, 7/15/34 (1) 5,170 5,173
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.029%, 10/20/34 (1) 12,360 12,361
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.793%, 10/15/34 (1) 4,191 4,195
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.833%, 7/15/34 (1) 3,474 3,474
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.779%, 10/20/29 (1) 2,783 2,781
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.25%, 10/17/34 (1) 13,460 13,468
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 299 299

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 171 168
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 3,166 3,163
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 508 519
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 290 295
MVW
Series 2026-1A, Class B
4.97%, 3/20/43 (1) 5,372 5,301
Nassau
Series 2020-1A, Class B1RR, CLO, FRN
3M TSFR + 1.60%, 5.353%, 1/15/35 (1) 8,315 8,318
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 16,575 16,580
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.792%, 7/23/36 (1) 2,615 2,615
Neuberger Berman Loan Advisers
Series 2022-51A, Class AR2, CLO, FRN
3M TSFR + 1.00%, 4.752%, 10/23/36 (1) 4,860 4,859
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 1,458 1,459
NMEF Funding
Series 2025-B, Class D
5.47%, 1/18/33 (1) 5,270 5,250
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 315 310
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 1,030 1,012
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 792 794
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 520

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 684 685
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,659
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 2,945 2,914
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 6,040 5,988
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 270 270
Octane Recievables Trust
Series 2026-RVM1, Class C
5.54%, 6/20/47 (1) 430 429
Octane Recievables Trust
Series 2026-RVM1, Class D
6.06%, 6/20/47 (1) 580 579
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 320 319
OneMain Financial Issuance Trust
Series 2026-2A, Class C
5.47%, 1/14/38 (1) 3,830 3,822
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.043%, 7/30/37 (1) 4,450 4,452
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.593%, 7/30/37 (1) 8,115 8,127
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.753%, 1/15/35 (1) 12,450 12,449
Palmer Square
Series 2018-1A, Class A1R2, CLO, FRN
3M TSFR + 1.21%, 4.939%, 4/18/37 (1) 2,200 2,200
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 4,225 4,169
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.179%, 4/20/35 (1) 7,070 7,069

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Post Road Equipment Finance
Series 2026-1A, Class B
4.91%, 2/15/33 (1) 189 187
Post Road Equipment Finance
Series 2026-1A, Class C
5.12%, 6/15/33 (1) 1,130 1,118
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,541
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,785
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 1,590 1,589
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 5,408 5,407
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.46%, 7/25/31 (1) 10,075 10,076
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,537
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 5,099 5,154
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 11,815 11,646
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 1,416 1,405
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 625 620
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 1,167 1,150
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 2,731 2,603
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.88%, 10/25/34 (1) 10,920 10,919

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 1,360 1,361
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.203%, 7/15/33 (1) 3,855 3,859
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 12,365 12,375
Symphony
Series 2024-43A, Class A1R, CLO, FRN
3M TSFR + 1.23%, 4.983%, 4/15/37 (1) 2,310 2,315
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.653%, 1/15/34 (1) 615 615
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 8/28/26,
Cost $716 (3)(4)(5) 766 836
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $7,512 (3)(4)(5) 7,512 5,648
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,385 3,356
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,183
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.92%, 1/25/34 (1) 10,472 10,471
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.87%, 1/25/35 (1) 11,690 11,696
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  8,440 8,420
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 4/20/34 (1) 9,235 9,242
Wind River
Series 2022-1A, Class B1RR, CLO, FRN
3M TSFR + 1.55%, 5.279%, 7/20/35 (1) 13,370 13,374
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 302 302

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 125 124
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 7,866 7,512
736,378
Student Loan  1.0%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/27/48 (1) 1,393 1,393
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.343%, 7/27/48 (1) 4,232 4,232
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 2,040 2,008
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,527 1,482
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 951 939
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 1,984 1,933
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 904 863
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 5,894 5,688
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 924 880
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,008 950
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 636 596
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 497 472
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 4,904 4,941

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2024-A, Class A
5.66%, 10/15/72 (1) 966 977
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 2,131 2,089
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 4,292 4,274
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.522%, 3/26/68 (1) 896 895
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 1,885 1,790
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 3,728 3,528
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,237 1,181
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 4.474%, 1/15/37 (1) 642 641
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 585 561
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 2,595 2,454
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 3,286 3,104
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,162 3,139
51,010
Total Asset-Backed Securities
(Cost $1,131,096) 1,128,475
CORPORATE BONDS  32.9%
FINANCIAL INSTITUTIONS  9.0%
Banking  5.7%
American Express, VR, 4.731%, 4/25/29 (6) 5,340 5,343
American Express, VR, 5.043%, 7/26/28 (6) 4,305 4,325

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
American Express, VR, 5.098%, 2/16/28 (6) 2,625 2,632
Banco Santander, VR, 5.552%, 3/14/28 (6) 4,000 4,018
Banco Santander Chile, 4.55%, 11/20/30 (1) 8,160 8,013
Bangkok Bank, 4.507%, 11/26/30 (1) 7,100 6,939
Bank of America, VR, 4.456%, 2/6/32 (6) 5,355 5,203
Bank of America, VR, 4.623%, 5/9/29 (6) 9,115 9,096
Barclays, 4.836%, 5/9/28  3,785 3,779
Barclays, VR, 4.219%, 5/24/30 (6) 4,550 4,447
Barclays, VR, 4.476%, 11/11/29 (6) 3,745 3,703
Barclays, VR, 4.911%, 6/26/30 (6) 3,535 3,511
Barclays, VR, 5.086%, 2/25/29 (6) 6,705 6,723
CaixaBank , VR, 4.818%, 4/22/32 (1)(6) 2,630 2,573
CaixaBank , VR, 6.684%, 9/13/27 (1)(6) 6,125 6,129
Capital One Financial, VR, 7.149%, 10/29/27 (6) 2,860 2,871
Citigroup, VR, 4.503%, 9/11/31 (6) 5,355 5,226
Citigroup, VR, 5.174%, 2/13/30 (6) 4,635 4,658
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 4,555 4,490
Danske Bank, VR, 4.662%, 3/27/29 (1)(6)(7) 7,045 7,029
Danske Bank, VR, 5.427%, 3/1/28 (1)(6)(7) 4,760 4,778
DNB Bank, VR, 4.832%, 3/30/32 (1)(6) 5,300 5,214
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 5,415 5,247
Goldman Sachs Group, VR, 4.148%, 1/21/29 (6) 7,990 7,920
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 4,835 4,826
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 12,485 12,512
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 5,255 5,260
HDFC Bank, 5.159%, 8/26/29 (1)(7) 4,940 4,927
HSBC Holdings, VR, 4.398%, 3/10/30 (6) 4,805 4,731
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 6,740 6,770
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 1,789 1,800
Huntington Bancshares, VR, 4.623%, 1/28/32 (6)(7) 5,345 5,195
JPMorgan Chase, VR, 4.347%, 1/22/32 (6) 5,395 5,224
JPMorgan Chase, VR, 4.864%, 7/23/30 (6) 4,945 4,930
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 4,820 4,837
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 4,620 4,629
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 4,660 4,675
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 4,130 4,131
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 5,085 5,001
Morgan Stanley, VR, 4.708%, 3/12/32 (6)(7) 5,335 5,208
Morgan Stanley, VR, 4.868%, 7/12/29 (6) 2,535 2,535
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 6,780 6,803
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (6) 2,200 2,188
PNC Financial Services Group, VR, 4.831%, 7/19/30 (6) 6,130 6,109
Royal Bank of Canada, VR, 4.40%, 4/17/30 (6) 6,785 6,693

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 5,540 5,494
Santander Holdings USA, VR, 5.04%, 6/5/30 (6) 3,760 3,736
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 3,360 3,316
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 4,361 4,373
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,932
Standard Chartered, VR, 5.076%, 8/13/30 (1)(6) 4,830 4,821
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 4,780 4,809
Truist Financial, Series I, VR, 4.957%, 7/23/30 (6) 3,105 3,095
U.S. Bancorp, VR, 4.548%, 7/22/28 (6) 6,195 6,191
U.S. Bancorp, VR, 4.857%, 7/27/30 (6) 10,815 10,785
Wells Fargo, VR, 4.97%, 4/23/29 (6) 10,450 10,485
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 8,725 8,738
301,626
Brokerage Asset Managers Exchanges  0.6%
Charles Schwab, VR, 4.744%, 5/21/30 (6) 6,175 6,150
Intercontinental Exchange, 4.70%, 8/20/29  5,430 5,417
LPL Holdings, 4.625%, 11/15/27 (1)(7) 1,340 1,335
LPL Holdings, 4.90%, 4/3/28  4,595 4,592
LPL Holdings, 5.70%, 5/20/27  8,115 8,173
LPL Holdings, 6.75%, 11/17/28  2,275 2,355
Lseg U.S. Fin, 4.25%, 3/23/29 (1) 6,695 6,595
34,617
Finance Companies  0.5%
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,309
Gabx Leasing, 4.625%, 4/15/31 (1) 3,410 3,312
GATX, 3.25%, 9/15/26  3,544 3,540
GATX, 3.85%, 3/30/27  5,099 5,074
GATX, 5.40%, 3/15/27  4,745 4,761
27,996
Financial Other  0.1%
Emaar Sukuk, 3.875%, 9/17/29  4,000 3,880
3,880
Insurance  1.4%
Aspen Insurance Holdings, 5.75%, 7/1/30  5,514 5,611
Centene, 4.25%, 12/15/27  2,365 2,350
Centene, 4.625%, 12/15/29  7,425 7,240
CNO Global Funding, 1.75%, 10/7/26 (1) 10,627 10,599
CNO Global Funding, 4.875%, 12/10/27 (1)(7) 2,586 2,583
Corebridge Global Funding, 4.25%, 8/21/28 (1) 4,710 4,655
Corebridge Global Funding, 4.65%, 8/20/27 (1)(7) 2,475 2,478
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,309
Equitable America Global Funding, 4.65%, 6/9/28 (1) 5,545 5,523
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 3,540 3,554

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Humana, 3.70%, 3/23/29  2,557 2,480
Humana, 5.75%, 3/1/28  2,290 2,319
Humana, 5.75%, 12/1/28  6,742 6,855
Jackson National Life Global Funding, 4.85%, 6/23/28 (1)(7) 7,285 7,268
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 6,825 6,884
72,708
Real Estate Investment Trusts  0.7%
American Homes 4 Rent, 4.25%, 2/15/28  4,987 4,944
CubeSmart , 2.25%, 12/15/28  1,761 1,664
DOC DR, 3.95%, 1/15/28  13,565 13,422
Extra Space Storage, 3.875%, 12/15/27  6,965 6,899
Healthcare Realty Holdings, 3.625%, 1/15/28  139 136
Healthcare Realty Holdings, 3.75%, 7/1/27  8,359 8,305
Ventas Realty, 4.40%, 1/15/29  1,395 1,381
36,751
Total Financial Institutions 477,578
INDUSTRIAL  21.4%
Basic Industry  1.2%
Cabot, 4.95%, 8/15/29  3,920 3,906
Ecolab, 4.60%, 6/15/29  14,445 14,395
Freeport-McMoRan, 4.125%, 3/1/28  1,808 1,790
Freeport-McMoRan, 5.25%, 9/1/29  2,084 2,090
International Flavors & Fragrances, 1.832%, 10/15/27 (1) 1,000 970
Mosaic, 5.35%, 8/17/31  9,340 9,291
Nutrien , 4.90%, 3/27/28  2,955 2,962
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,365
SNF Group SACA, 5.626%, 3/31/31 (1) 6,500 6,525
Steel Dynamics, 4.00%, 12/15/28  11,610 11,413
U.S. Steel, 5.20%, 8/1/31 (1) 2,420 2,392
Vylor , 5.125%, 8/15/31 (1)(7) 1,205 1,202
62,301
Capital Goods  1.4%
Amrize Finance U.S., 4.70%, 4/7/28  6,565 6,562
Amrize Finance U.S., 4.95%, 4/7/30  2,415 2,409
Boeing, 6.259%, 5/1/27  9,763 9,860
CNH Industrial Capital, 4.375%, 3/7/31  12,015 11,614
Ferguson Enterprises, 4.80%, 8/14/29  8,770 8,743
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,851
Martin Marietta Materials, 4.85%, 8/15/29 (7) 4,425 4,427
Owens Corning, 5.50%, 6/15/27  4,210 4,242
Regal Rexnord, 6.05%, 4/15/28  6,701 6,816
Regal Rexnord, 6.30%, 2/15/30  994 1,024
Rolls-Royce, 5.75%, 10/15/27 (1) 6,370 6,426

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RTX, 6.70%, 8/1/28  4,139 4,295
RTX, 7.00%, 11/1/28  3,927 4,092
72,361
Communications  2.8%
Advanced Info Service, 4.26%, 3/4/31  5,930 5,720
American Tower, 3.55%, 7/15/27  4,480 4,444
AT&T, 4.10%, 2/15/28  2,395 2,376
Charter Communications Operating, 5.05%, 3/30/29  4,115 4,080
Charter Communications Operating, 6.05%, 2/15/32  6,735 6,740
Cox Communications, 3.35%, 9/15/26 (1) 2,825 2,825
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,541
Cox Communications, 5.45%, 9/15/28 (1) 4,995 5,020
Crown Castle, 2.90%, 3/15/27  7,465 7,397
Crown Castle, 3.65%, 9/1/27  3,001 2,975
Crown Castle, 4.30%, 2/15/29  945 930
Crown Castle, 4.80%, 9/1/28  4,700 4,695
Crown Castle, 5.00%, 1/11/28  3,330 3,338
Crown Castle, 5.60%, 6/1/29  3,540 3,593
Crown Castle Towers, 4.241%, 7/15/28 (1) 3,040 3,002
KT, 4.125%, 2/2/28 (1)(7) 5,350 5,306
KT, 4.625%, 1/13/30 (1) 5,450 5,402
NTT Finance, 4.62%, 7/16/28 (1) 4,405 4,383
NTT Finance, 4.741%, 3/31/28 (1) 6,360 6,350
Orange, 4.25%, 1/13/31 (1) 6,270 6,044
Rogers Communications, 3.20%, 3/15/27  9,100 9,035
Rogers Communications, 5.00%, 2/15/29  13,840 13,833
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 5,048
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,293
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,608
Space Exploration Technologies, 5.35%, 7/15/31 (1) 5,390 5,269
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,018
Videotron, 3.625%, 6/15/29 (1) 4,570 4,391
151,656
Consumer Cyclical  3.5%
Airbnb, 4.40%, 3/16/29  4,490 4,451
Amazon.com, 4.60%, 7/9/29  5,325 5,302
American Honda Finance, 5.65%, 11/15/28  9,055 9,219
American Honda Finance, Series A, 4.55%, 4/10/28  2,355 2,348
American Honda Finance, Series A, 4.90%, 4/10/31  2,225 2,194
AutoZone, 5.125%, 6/15/30  5,080 5,097
BMW U.S. Capital, 4.15%, 4/9/30 (1) 1,780 1,723
BMW U.S. Capital, 4.40%, 3/19/29 (1) 11,930 11,796
BMW U.S. Capital, 4.60%, 8/13/27 (1) 2,430 2,434
BMW U.S. Capital, 4.90%, 8/6/29 (1) 8,995 8,962

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CBRE Services, 4.80%, 6/15/30 (7) 2,485 2,459
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 5,380 5,372
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,236
Darden Restaurants, 4.35%, 10/15/27  6,645 6,624
Ford Motor Credit, 4.97%, 4/6/29  2,715 2,687
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,654
Ford Motor Credit, 5.431%, 8/13/29  2,315 2,315
Ford Motor Credit, 5.80%, 3/5/27  6,830 6,862
Ford Motor Credit, 5.918%, 3/20/28  3,560 3,596
General Motors Financial, 5.35%, 7/15/27  7,015 7,062
General Motors Financial, 5.40%, 5/8/27  4,756 4,782
Hyundai Capital America, 4.25%, 1/8/29 (1) 3,290 3,234
Hyundai Capital America, 4.75%, 6/18/29 (1) 2,320 2,301
Hyundai Capital America, 5.00%, 1/7/28 (1) 5,565 5,578
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,446
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,345
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,566
O'Reilly Automotive, 5.75%, 11/20/26  13,817 13,837
Rentokil Terminix Funding, 4.625%, 4/23/31 (1) 5,445 5,284
VICI Properties, 5.40%, 10/15/31  6,485 6,437
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 1,380 1,378
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 1,500 1,490
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 10,805 10,840
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1) 6,530 6,542
Volkswagen Group of America Finance, 5.65%, 9/12/28 (1) 750 758
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,434
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,534
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1)(7) 1,170 1,197
185,376
Consumer Non-Cyclical  6.5%
AbbVie, 4.65%, 3/15/30  4,545 4,516
Agilent Technologies, 4.90%, 1/15/32 (1) 13,630 13,484
Augusta SpinCo, 4.398%, 3/23/29  10,650 10,531
Bacardi, 4.70%, 5/15/28 (1) 16,270 16,185
BAT International Finance, 4.448%, 3/16/28  13,155 13,105
Baxter International, 2.272%, 12/1/28  10,766 10,146
Bayer U.S. Finance, 5.125%, 7/20/31 (1)(7) 4,180 4,144
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 16,221 16,003
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,056
Bunge Finance, 4.90%, 4/21/27  7,230 7,246
Cencora , 3.45%, 12/15/27  1,454 1,433
Cencora , 3.95%, 2/13/29  3,970 3,892
Cencora , 4.625%, 12/15/27  3,970 3,971

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,079
Conagra Brands, 1.375%, 11/1/27  7,606 7,312
Conagra Brands, 7.00%, 10/1/28  2,916 3,026
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,560
CVS Health, 1.30%, 8/21/27  13,114 12,718
CVS Health, 4.30%, 3/25/28  4,105 4,078
EMD Finance, 4.125%, 8/15/28 (1)(7) 12,285 12,148
Haleon U.S. Capital, 4.625%, 8/21/29  8,215 8,174
HCA, 3.125%, 3/15/27  7,560 7,513
HCA, 4.30%, 11/15/30  2,495 2,419
HCA, 5.625%, 9/1/28  10,532 10,666
Heineken, 3.50%, 1/29/28 (1) 24,087 23,699
Icon Investments Six, 5.064%, 8/13/29 (1) 1,935 1,931
Icon Investments Six, 5.421%, 8/13/31 (1) 2,210 2,200
Imperial Brands Finance, 4.50%, 6/30/28 (1) 5,070 5,041
Imperial Brands Finance, 6.125%, 7/27/27 (1) 14,139 14,302
IQVIA, 5.70%, 5/15/28  8,426 8,525
IQVIA, 6.25%, 2/1/29  5,931 6,093
Japan Tobacco, 4.85%, 5/15/28 (1)(7) 10,295 10,318
Keurig Dr Pepper, 3.95%, 4/15/29  1,297 1,266
Keurig Dr Pepper, 4.35%, 5/15/28  7,335 7,277
Keurig Dr Pepper, 5.05%, 3/15/29  7,790 7,802
Maple Parent Holdings, 4.75%, 3/26/29 (1) 8,270 8,206
Mars, 4.60%, 3/1/28 (1) 6,720 6,717
Medline Borrower, 3.875%, 4/1/29 (1) 27,910 27,019
Medline Borrower, 6.25%, 4/1/29 (1) 787 800
Molson Coors Beverage, 4.90%, 7/8/31  3,910 3,858
Philip Morris International, 5.125%, 11/17/27  1,948 1,961
Revvity , 1.90%, 9/15/28  5,866 5,532
Solventum , 5.45%, 2/25/27  3,675 3,690
Stryker, 4.70%, 2/10/28 (7) 5,667 5,674
Viatris , 2.30%, 6/22/27  9,805 9,617
347,933
Energy  1.7%
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,257
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  8,987 9,003
Enbridge, 4.60%, 6/20/28  2,140 2,135
Enbridge, 5.90%, 11/15/26  2,765 2,769
Energy Transfer, 4.55%, 1/15/31  4,000 3,909
Energy Transfer, 5.25%, 7/1/29 (7) 1,588 1,604
Energy Transfer, 6.05%, 12/1/26  10,455 10,483
National Fuel Gas, 4.75%, 5/15/29  5,125 5,085
ONEOK, 5.55%, 11/1/26  4,840 4,845

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONEOK, 5.625%, 1/15/28 (1) 3,020 3,042
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,917
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  6,646 6,653
Targa Resources, 5.20%, 7/1/27  2,155 2,166
Var Energi , 5.00%, 5/18/27 (1) 6,455 6,467
Var Energi , 7.50%, 1/15/28 (1) 16,104 16,612
Williams, 4.80%, 11/15/29  4,020 4,011
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,681
88,639
Industrial Other  0.6%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 15,722 15,333
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(7) 5,910 5,721
Booz Allen Hamilton, 5.375%, 1/30/30  4,170 4,161
CK Hutchison International 25, 4.25%, 9/26/30 (1) 6,720 6,576
31,791
Technology  3.1%
Accenture Capital, 4.75%, 7/10/29  3,950 3,944
Accenture Capital, 5.00%, 7/10/31  4,130 4,114
Atlassian, 5.25%, 5/15/29  2,605 2,612
Equifax, 5.00%, 8/15/29  1,905 1,905
Fidelity National Information Services, 4.45%, 3/10/28  5,455 5,425
Fidelity National Information Services, 4.55%, 3/10/29  11,995 11,860
Fidelity National Information Services, 4.80%, 3/10/31  2,460 2,410
Fiserv, 3.50%, 7/1/29  6,285 6,021
Fiserv, 4.20%, 10/1/28  4,348 4,282
Fiserv, 4.55%, 2/15/31  3,490 3,370
Fiserv, 5.375%, 8/21/28  4,325 4,359
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,270
Gartner, 4.50%, 7/1/28 (1) 16,561 16,311
Global Payments, 3.20%, 8/15/29  10,960 10,355
Global Payments, 4.50%, 11/15/28  1,640 1,617
Global Payments, 4.55%, 3/15/28  8,680 8,616
International Business Machines, 4.65%, 2/10/28  11,744 11,760
Leidos, 4.10%, 3/15/29  4,375 4,290
Marvell Technology, 4.875%, 6/22/28  7,923 7,937
Mobility Global, 5.05%, 6/15/29 (1) 2,970 2,954
NXP, 3.15%, 5/1/27  1,235 1,224
NXP, 4.30%, 8/19/28  2,250 2,227
NXP, 4.30%, 6/18/29  3,134 3,082
NXP, 4.40%, 6/1/27  1,040 1,039
Oracle, 4.45%, 9/26/30  5,545 5,249
QTS Central Issuer, 6.625%, 9/1/31 (1) 1,950 1,922
Salesforce, 4.50%, 3/15/28  5,265 5,254
Salesforce, 4.65%, 3/15/29 (7) 13,170 13,114

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Synopsys, 4.65%, 4/1/28  12,370 12,353
Workday, 3.50%, 4/1/27  3,450 3,428
165,304
Transportation  0.6%
Element Fleet Management, 4.80%, 5/29/29 (1) 1,835 1,822
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,439
Element Fleet Management, 5.643%, 3/13/27 (1)(7) 4,310 4,327
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,887
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,477
HPHT Finance, 1.50%, 9/17/26  6,650 6,641
Penske Truck Leasing, 3.40%, 11/15/26 (1) 2,240 2,234
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,131
34,958
Total Industrial 1,140,319
UTILITY  2.5%
Electric  2.2%
Ameren, 1.95%, 3/15/27  3,752 3,702
American Electric Power, 5.20%, 1/15/29  5,015 5,058
Appalachian Power, Series X, 3.30%, 6/1/27  11,341 11,240
Chpe , 4.875%, 6/30/31 (1) 6,115 6,025
Constellation Energy Generation, 4.625%, 2/1/29  6,543 6,474
Constellation Energy Generation, 5.60%, 3/1/28  2,022 2,047
DTE Energy, 4.875%, 6/1/28  5,080 5,089
DTE Energy, 4.95%, 7/1/27  3,625 3,637
DTE Energy, 5.20%, 4/1/30  4,880 4,906
ENEL Finance International, 4.125%, 9/30/28 (1) 2,355 2,324
ENEL Finance International, 4.625%, 7/13/29 (1) 8,590 8,504
Eversource Energy, 5.45%, 3/1/28  8,059 8,135
Exelon, 5.15%, 3/15/29  2,470 2,488
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 8,025
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 9,049
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,575 1,579
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,085 4,012
Pacific Gas & Electric, 3.30%, 3/15/27  1,617 1,604
Public Service Enterprise Group, 4.90%, 3/15/30  8,275 8,252
Southern, 5.113%, 8/1/27  4,238 4,260
Southern California Edison, 4.875%, 2/1/27  2,500 2,502
Vistra Operations, 4.55%, 10/30/28 (1) 6,200 6,133
Vistra Operations, 5.05%, 12/30/26 (1) 4,299 4,307
119,352
Natural Gas  0.2%
NiSource, 5.25%, 3/30/28  1,560 1,573
Southern California Gas, 2.95%, 4/15/27  5,420 5,374

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern Gas Capital, Series A, 4.05%, 9/15/28  4,245 4,193
11,140
Utility Other  0.1%
American Water Capital, 4.625%, 6/1/29  3,600 3,581
3,581
Total Utility 134,073
Total Corporate Bonds
(Cost $1,758,873) 1,751,970
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.0%
Government Sponsored  0.2%
Equate Petrochemical, 4.25%, 11/3/26  12,000 11,975
11,975
Owned No Guarantee  1.5%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30  9,080 8,914
Bank Mandiri Persero, 5.25%, 4/10/31  6,690 6,627
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,607
DP World Crescent, 4.848%, 9/26/28  5,580 5,530
Kazakhstan Temir Zholy National, 4.875%, 4/29/31 (1) 3,540 3,460
KazMunayGas National, 5.375%, 4/24/30  13,120 13,209
Korea Housing Finance, 4.625%, 2/24/28 (1)(7) 12,080 12,105
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,408
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,290 8,279
Ma'aden Sukuk, 5.25%, 2/13/30  2,568 2,565
STC Sukuk II, 4.489%, 1/15/31 (1) 7,940 7,763
79,467
Sovereign  0.3%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 8,100 8,095
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,349
13,444
Total Foreign Government Obligations & Municipalities
(Cost $105,477) 104,886
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  10.1%
Collateralized Mortgage Obligations  6.4%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 2,412 2,092
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 744 641

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 8,810 8,791
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.37%, 9/25/29, Acquisition
Date: 8/29/24, Cost $4,721 (3)(5) 4,721 4,734
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 1,033 1,020
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A2, CMO, STEP, 5.314%, 2/25/66 (1) 2,076 2,047
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,379 1,272
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 3,377 3,342
BRAVO Residential Funding Trust
Series 2026-NQM5, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 6/25/66 (1) 2,166 2,164
CIM Trust
Series 2021-R6, Class A1, CMO, ARM, 1.425%, 7/25/61 (1) 713 653
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 2,835 2,443
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 2,532 2,502
CLIP Trust
Series 2026-NQM1, Class A2, CMO, STEP, 5.474%, 5/25/71 (1) 2,147 2,120
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,559 1,351
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 4,548 4,533
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 4,837 4,823
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 10/25/70 (1) 3,747 3,755
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 1,859 1,861
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 3,886 3,878
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM, 5.119%, 5/25/71 (1) 1,942 1,919
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 1/25/45 (1) 1,195 1,195
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.093%, 3/25/45 (1) 1,252 1,255

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 9/25/45 (1) 2,052 2,048
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM, SOFR30A + 0.85%,
4.493%, 1/25/46 (1) 8,359 8,331
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.693%, 2/25/46 (1) 1,202 1,200
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 4/25/46 (1) 5,053 5,055
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 2,787 2,775
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,047 935
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 3,542 3,519
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 4,337 4,316
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 2,439 2,425
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 1,971 1,959
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.845%, 10/25/70 (1) 2,024 2,028
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 3,377 3,335
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 2,429 2,398
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 4,287 4,226
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 2/25/71 (1) 2,221 2,218
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 739 735
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 12,618 12,515
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 116 113
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,621 1,336
FIGRE Trust
Series 2026-HE6, Class B, CMO, ARM, 5.741%, 6/25/56 (1) 3,350 3,315

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.632%, 3/25/50 (1) 1,234 1,196
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 253 226
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 200 184
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,349
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,874
GCAT Trust
Series 2020-NQM1, Class A3, CMO, STEP, 3.554%, 1/25/60 (1) 277 275
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 2,593 2,576
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 8,164 8,109
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.465%, 7/25/44 (1) 16 16
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 2,363 2,351
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 5,535 5,483
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 4,038 3,966
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 5,977 5,941
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.205%, 6/25/56 (1) 716 623
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,384 2,012
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 5.767%, 6/25/67 (1) 6,715 6,638
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 811 714
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 5,562 5,539
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 3,386 3,356
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.989%, 3/20/56 (1) 2,152 2,163
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 142 140
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,045 935

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 8/25/70 (1) 9,214 9,232
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 568 565
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 1,624 1,601
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2, CMO, STEP, 5.40%, 3/25/71 (1) 1,423 1,407
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,664 2,638
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP, 5.603%, 7/25/65 (1) 5,381 5,331
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP, 5.264%, 10/26/65 (1) 2,055 2,026
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 8,471 8,368
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 3,108 3,095
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
5.039%, 6/25/59 (1) 56 55
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
4.682%, 10/25/59 (1) 125 125
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
4.732%, 2/25/60 (1) 140 140
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 285 240
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 470 415
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 1,785 1,570
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 440 440
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1) 2,718 2,698
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.793%, 7/27/65 (1) 1,419 1,422
OBX Trust
Series 2026-HYB1, Class A1B, CMO, ARM, 3.412%, 2/25/55 (1) 4,915 4,749
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 4,248 4,213

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 4,530 4,528
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,187 1,186
RCO IX Mortgage
Series 2026-4, Class A1, CMO, STEP, 5.691%, 8/25/31 (1) 7,845 7,808
Roc Mortgage Trust
Series 2024-RTL1, Class A1, CMO, STEP, 5.589%, 10/25/39 (1) 5,535 5,536
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 2,484 2,456
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 213 190
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 558 498
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 5 5
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 2,816 2,782
SG Residential Mortgage Trust
Series 2026-3, Class A2, CMO, STEP, 5.492%, 4/25/66 (1) 1,910 1,885
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 8,421 8,203
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 1,466 1,412
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 576 555
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 5,335 4,687
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.293%, 1/25/34 (1) 400 401
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM, SOFR30A + 2.40%,
6.043%, 2/25/42 (1) 1,511 1,520
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
6.593%, 6/25/42 (1) 1,902 1,921
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.143%, 6/25/42 (1) 4,495 4,622
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
5.493%, 11/25/43 (1) 1,706 1,712
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 3/25/44 (1) 7,419 7,424

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 1/25/45 (1) 927 926
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 9/25/45 (1) 2,432 2,431
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.543%, 10/25/45 (1) 4,328 4,328
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 10/25/45 (1) 1,752 1,751
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 2/25/46 (1) 3,549 3,544
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.937%, 12/25/64 (1) 3,995 3,989
Towd Point Mortgage Trust
Series 2026-1, Class A1B, CMO, ARM, 4.349%, 1/25/66 (1) 6,625 6,513
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 966 878
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 571 519
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,240 1,118
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 126 123
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,005 958
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 1,172 1,168
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 2,381 2,378
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 501 501
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 1,916 1,916
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.843%,
8/25/70 (1) 4,267 4,269
Verus Securitization Trust
Series 2026-5, Class A1F, CMO, ARM, SOFR30A + 1.15%, 4.793%,
5/25/71 (1) 3,188 3,185
Verus Securitization Trust
Series 2026-6, Class A1, CMO, ARM, 5.513%, 7/27/71 (1) 1,602 1,595

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2026-R3, Class A1, CMO, ARM, 5.19%, 2/27/68 (1) 3,919 3,878
342,468
Commercial Mortgage-Backed Securities  3.7%
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  769 773
BANK
Series 2026-BNK52, Class A1, 4.845%, 5/15/69  1,555 1,546
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,865
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  6,435 6,572
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,766
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  2,820 2,814
BANK5
Series 2026-5YR21, Class A3, 5.525%, 4/15/59  3,290 3,331
BANK5
Series 2026-5YR23, Class A3, 5.61%, 7/15/59  13,370 13,582
BBCMS Mortgage Trust
Series 2026-5C40, Class A1, 4.431%, 2/15/59  739 727
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,271
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  373 374
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  1,740 1,750
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  6,355 6,366
Benchmark Mortgage Trust
Series 2026-B43, Class A1, 4.654%, 4/15/63  3,317 3,283
Benchmark Mortgage Trust
Series 2026-V20, Class A1, 4.332%, 2/15/59  1,157 1,137
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 1,820 1,798
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,544
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,334 1,340
BMO Mortgage Trust
Series 2026-5C14, Class A3, 5.209%, 3/15/59  10,070 10,039
BMO Mortgage Trust
Series 2026-C14, Class A1, 4.36%, 2/15/59  1,788 1,756
BMO Mortgage Trust
Series 2026-C15, Class A1, 4.926%, 8/15/59  2,515 2,504

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.282%,
12/15/39 (1) 2,997 3,005
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.281%,
5/15/41 (1) 3,653 3,659
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.48%,
5/15/41 (1) 4,295 4,304
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 5.432%,
1/15/42 (1) 2,275 2,270
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.031%,
1/15/42 (1) 5,925 5,918
BX Trust
Series 2025-ARIA, Class C, ARM, 5.701%, 12/13/42 (1) 6,005 5,933
BX Trust
Series 2025-GW, Class A, ARM, 1M TSFR + 1.60%, 5.239%,
7/15/42 (1) 1,415 1,419
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.339%,
12/15/44 (1) 5,340 5,327
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.739%,
12/15/44 (1) 7,528 7,504
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.339%,
5/15/43 (1) 1,055 1,056
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.989%,
5/15/43 (1) 590 592
BX Trust
Series 2026-ORBT, Class A, ARM, 1M TSFR + 1.40%, 5.039%,
7/15/43 (1) 4,290 4,301
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
5/15/43 (1) 3,375 3,383
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 5,365 5,308
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 3.91%, 2/10/47  2,235 2,224
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 4.989%,
11/15/42 (1) 7,165 7,174

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.489%,
10/15/42 (1) 2,542 2,555
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.58%,
5/15/37 (1) 5,885 5,892
Hudson Yards Mortgage Trust
Series 2026-10HY, Class B, ARM, 5.506%, 12/10/39 (1) 4,975 4,917
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.481%,
9/15/41 (1) 3,055 3,059
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,826
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.231%,
5/15/41 (1) 6,250 6,167
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1, 4.609%, 8/15/58  771 766
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.174%, 11/5/38 (1) 2,565 2,543
NYC Trust
Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1) 12,590 12,386
SCG Mortgage Trust
Series 2026-PALM, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
7/15/43 (1) 1,305 1,306
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.38%,
5/15/39 (1) 4,880 4,883
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 5.73%,
6/15/39 (1) 6,490 6,480
195,295
Home Equity  0.0%
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP, 5.091%, 10/25/65 (1) 3,233 3,194
3,194
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $550,048) 540,957
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.9%
U.S. Government Agency Obligations  5.3%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  2,773 2,526
5.50%, 10/1/38  14 14

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 9/1/34 - 9/1/35  206 212
7.00%, 3/1/39  263 275
7.50%, 6/1/38  228 239
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.094%, 10/1/33  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  44 45
RFUCCT1Y + 1.625%, 5.785%, 4/1/37  3 4
RFUCCT1Y + 1.625%, 5.838%, 6/1/38  48 49
RFUCCT1Y + 1.625%, 6.00%, 6/1/38  16 16
RFUCCT1Y + 1.726%, 6.101%, 7/1/35  15 16
RFUCCT1Y + 1.733%, 5.983%, 2/1/37  17 18
RFUCCT1Y + 1.733%, 6.108%, 10/1/36  39 40
RFUCCT1Y + 1.771%, 6.096%, 5/1/38  47 48
RFUCCT1Y + 1.775%, 5.985%, 5/1/37  14 14
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  16 17
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  26 26
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  9 9
RFUCCT1Y + 1.961%, 6.086%, 2/1/33  — —
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  26 27
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  12 12
RFUCCT1Y + 2.083%, 6.207%, 2/1/38  108 111
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  3,887 3,231
3.00%, 11/1/34 - 6/1/52  12,225 10,498
4.00%, 12/1/49 - 2/1/50  1,599 1,477
4.50%, 5/1/50 - 2/1/53  23,704 22,449
5.00%, 12/1/41 - 6/1/55  2,388 2,346
5.50%, 7/1/53 - 7/1/55  26,889 26,761
6.00%, 9/1/53 - 8/1/55  40,551 41,165
6.50%, 9/1/54 - 6/1/55  6,021 6,226
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,468 3,459
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 3.988%, 7/1/27  — —
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  18 18
RFUCCT1Y + 1.523%, 5.935%, 7/1/35  15 16
RFUCCT1Y + 1.612%, 6.095%, 12/1/35  38 39
RFUCCT1Y + 1.655%, 6.03%, 8/1/37  7 7
RFUCCT1Y + 1.673%, 5.923%, 2/1/33  2 2
RFUCCT1Y + 1.695%, 6.033%, 7/1/34  1 1
RFUCCT1Y + 1.715%, 5.98%, 12/1/32  16 16
RFUCCT1Y + 1.715%, 6.215%, 10/1/32  10 10
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  6 6

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  9 9
RFUCCT1Y + 1.788%, 6.038%, 5/1/38  24 25
RFUCCT1Y + 1.83%, 6.33%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.324%, 8/1/38  45 47
RFUCCT1Y + 1.853%, 6.353%, 8/1/38  5 5
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  5 5
RFUCCT1Y + 1.907%, 6.032%, 5/1/38  60 62
RFUCCT6M + 1.373%, 5.374%, 10/1/33  124 126
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,067 1,635
2.50%, 1/1/54  3,841 3,158
3.00%, 9/1/28 - 2/1/35  2,241 2,150
3.50%, 12/1/45 - 1/1/52  8,965 8,060
4.00%, 1/1/47 - 9/1/52  19,868 18,271
4.50%, 5/1/41 - 1/1/50  8,270 7,961
5.00%, 6/1/35 - 3/1/56  51,490 50,049
5.50%, 7/1/34 - 10/1/55  55,524 55,312
6.00%, 3/1/34 - 6/1/54  8,953 9,167
6.50%, 7/1/32 - 6/1/55  4,710 4,869
282,359
U.S. Government Obligations  0.6%
Government National Mortgage Assn.
2.00%, 3/20/52  420 337
3.00%, 9/20/47  5,052 4,454
3.50%, 8/20/44 - 7/20/52  10,309 9,248
4.00%, 9/20/45 - 10/20/52  3,602 3,336
5.00%, 12/20/34 - 5/20/48  4,179 4,149
5.50%, 2/20/49  127 128
6.00%, 7/15/36  736 757
Government National Mortgage Assn., TBA, 5.00%, 9/20/56 (8) 11,865 11,483
33,892
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $326,842) 316,251
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  24.1%
U.S. Treasury Obligations  24.1%
U.S. Treasury Notes, 3.75%, 4/30/28  596,055 590,607
U.S. Treasury Notes, 3.875%, 3/31/28 (9) 78,860 78,333
U.S. Treasury Notes, 3.875%, 7/15/28 (9) 100,720 99,882
U.S. Treasury Notes, 4.00%, 5/31/28  199,120 198,023
U.S. Treasury Notes, 4.125%, 6/30/28 (9) 177,940 177,287

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.125%, 8/31/28  45,965 45,778
U.S. Treasury Notes, 4.25%, 7/31/28  96,945 96,782
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $1,293,698) 1,286,692
SHORT-TERM INVESTMENTS  4.6%
Commercial Paper  2.2%
4(2)  2.2%(10)
Bacardi-Martini, 4.634%, 9/29/26  5,725 5,706
CRF Sequoia, 4.898%, 1/29/27  12,850 12,850
HCA, 4.223%, 10/5/26  7,050 7,021
Intl Flavors & Fragrance, 4.25%, 10/19/26  13,400 13,329
Keurig Dr Pepper, 4.214%, 9/28/26  13,015 12,973
Keurig Dr Pepper, 4.268%, 9/29/26  13,870 13,823
Stellantis Financial Services U.S., 4.335%, 9/23/26  11,775 11,742
Stellantis Financial Services U.S., 4.436%, 10/8/26  16,435 16,359
Stellantis Financial Services U.S., 4.502%, 9/3/26  7,565 7,562
Videotron, 4.247%, 9/28/26  3,120 3,109
Videotron, 4.298%, 9/24/26  6,620 6,601
Videotron, 4.328%, 9/10/26  6,585 6,577
117,652
Money Market Funds  2.4%
T. Rowe Price Government Reserve Fund, 3.72% (11)(12) 127,245 127,245
127,245
Total Short-Term Investments
(Cost $244,904) 244,897

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.72% (11)(12) 6,795 6,795
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,795
Total Securities Lending Collateral
(Cost $6,795) 6,795
Total Investments in Securities 100.9%
(Cost $5,417,733) $ 5,380,923
Other Assets Less Liabilities (0.9)% (47,966)
Net Assets 100.0% $ 5,332,957
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,106,126 and represents 39.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $11,218 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at August 31, 2026.
(8) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $11,483 and represents 0.2% of net assets.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $117,652 and represents 2.2% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PIK Payment-in-kind
PTC Pass-Through Certificate
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,563 U.S. Treasury Notes five year
contracts 12/26 (270,917) $ 1,046
Short, 1,246 U.S. Treasury Notes ten year
contracts 12/26 (134,140) 680
Long, 7,859 U.S. Treasury Notes two year
contracts 12/26 1,612,937 (4,839)
Short, 299 Ultra U.S. Treasury Bonds contracts 12/26 (32,899) 411
Short, 484 Ultra U.S. Treasury Notes ten year
contracts 12/26 (52,960) 230
Net payments (receipts) of variation margin to date 3,284
Variation margin receivable (payable) on open futures contracts $ 812

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 701
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 701+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 80,867  ¤  ¤ $ 127,245
T. Rowe Price Treasury
Reserve Fund, 3.72% 74,922  ¤  ¤ 6,795
Total $ 134,040^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $701 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $134,040.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund , Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Short-Term Bond Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,459,799 $ — $ 3,459,799
Asset-Backed Securities — 1,121,991 6,484 1,128,475
Non-U.S. Government
Mortgage-Backed Securities — 536,223 4,734 540,957
Short-Term Investments 127,245 117,652 — 244,897
Securities Lending Collateral 6,795 — — 6,795
Total Securities 134,040 5,235,665 11,218 5,380,923
Futures Contracts* 2,367 — — 2,367
Total $ 136,407 $ 5,235,665 $ 11,218 $ 5,383,290
Liabilities
Futures Contracts* $ 4,839 $ — $ — $ 4,839
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F55-054Q1 08/26